Income taxes (Tables)	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [Abstract]
Disclosure of detailed information about income taxes [Table Text Block]
	2025	2024
	$	$

Current income tax
Expense for the year	16,633	2,692
Current income tax expense	16,633	2,692

Deferred income tax (Note 18 (b)):
Origination and reversal of temporary differences	26,005	5,521
Change in unrecognized deductible temporary differences	(6,423)	5,174
Adjustments in respect of prior years	(704)	462
Other	(214)	26

Deferred income tax expense	18,664	11,183

Income tax expense	35,297	13,875

Disclosure of reconciliation of statutory weighted average tax rate applicable to income [Table Text Block]
	2025	2024
	$	$

Earnings before income taxes	241,385	30,142

Income tax provision calculated using the combined Canadian federal and provincial statutory income tax rate	63,967	7,988
Increase (decrease) in income taxes resulting from:
Permanent differences on share-based compensation	(1,698)	(59)
Non-taxable/non-deductible portion of capital (gains) losses, net	(6,209)	6,051
Differences in foreign statutory tax rates	(15,140)	(6,566)
Changes in unrecognized deferred tax assets	(6,423)	5,174
Foreign withholding taxes	1,047	799
Taxable foreign accrual property income	671	-
Adjustments in respect of prior years	(704)	462
Other	(214)	26

Total income tax expense	35,297	13,875

Disclosure of components of deferred income tax assets and liabilities [Table Text Block]
	December 31,	December 31,
	2025	2024
	$	$
Deferred tax assets:
Non-capital losses	-	8,387
Deferred and restricted share units	7,596	4,116
Share and debt issue expenses	422	888
Other	331	478
	8,349	13,869
Deferred tax liabilities:
Royalty interests	(97,631)	(85,089)
Stream interests	(6,322)	(4,634)
Investments	(2,407)	(380)
	(106,360)	(90,103)
Deferred tax liability, net	(98,011)	(76,234)

Disclosure of movement in net deferred tax liabilities [Table Text Block]
	2025	2024
	$	$

Balance - January 1	(76,234)	(72,797)
Recognized in net earnings	(18,664)	(11,183)
Recognized in other comprehensive loss / income	(2,050)	918
Recognized in equity	2,875	929
Currency conversion adjustment	(3,938)	5,899
Balance - December 31	(98,011)	(76,234)